CASH AND CASH EQUIVALENTS - Schedule of cash and cash equivalents denominated by currencies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Currencies [Line Items]
Cash and cash equivalents	$ 1,714,761	$ 1,216,675	$ 1,100,000	$ 1,046,835	$ 1,695,841
Argentine peso
Currencies [Line Items]
Cash and cash equivalents	3,438	10,711
Brazilian real
Currencies [Line Items]
Cash and cash equivalents	520,796	193,289
Chilean peso
Currencies [Line Items]
Cash and cash equivalents	47,933	17,643
Colombian peso
Currencies [Line Items]
Cash and cash equivalents	36,326	22,607
Euro
Currencies [Line Items]
Cash and cash equivalents	25,329	19,361
US Dollar
Currencies [Line Items]
Cash and cash equivalents	1,020,467	906,666
Mexican Peso
Currencies [Line Items]
Cash and cash equivalents	8,159	9,406
R.P. Chinese Yuan
Currencies [Line Items]
Cash and cash equivalents	20,801	16,247
Other currencies
Currencies [Line Items]
Cash and cash equivalents	$ 31,512	$ 20,745